Cover Page	Aug. 14, 2019
Cover page.
Document Type	8-K
Document Period End Date	Aug. 14, 2019
Entity Registrant Name	LIFEVANTAGE CORP
Entity Central Index Key	0000849146
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35647
Entity Tax Identification Number	90-0224471
Entity Address, Address Line One	9785 S. Monroe Street
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Sandy
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84070
City Area Code	801
Local Phone Number	432-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	LFVN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false